Convertible note (Details) - USD ($)		9 Months Ended
	Sep. 02, 2015	Sep. 30, 2015	Dec. 31, 2014
Convertible Note Textual [Abstract]
Issuance of a convertible note	$ 120,000
Accrues interest	12.00%
Convertible debt maturity date		Jul. 02, 2016	Jun. 30, 2015
Debt instrument description	The notes are convertible into shares of common stock at a conversion price equal to approximately 58% of the average of the lowest 3 trading prices for the common stock during the 20 day trading period ending on the latest and complete trading day prior to the conversion.
Unamortized debt discount		$ 105,532